Restructuring, Impairment and Other Charges - Schedule of Restructuring, Impairment and Other Charges Recognized in Results of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost And Reserve [Line Items]
Employee Terminations			$ 3.7	$ 2.3	$ 0.7
Other restructuring charges			1.5	1.9	2.1
Total Restructuring Charges			5.2	4.2	2.8
Impairment			0.0	0.0	1.7
Other Charges			0.2	0.2	0.3
Total	$ 3.8	$ 0.6	5.4	4.4	4.8
U.S.
Restructuring Cost And Reserve [Line Items]
Employee Terminations			3.0	1.4	0.1
Other restructuring charges			1.5	1.9	2.1
Total Restructuring Charges			4.5	3.3	2.2
Impairment					0.0
Other Charges			0.2	0.2	0.3
Total			4.7	3.5	2.5
International
Restructuring Cost And Reserve [Line Items]
Employee Terminations			0.6	0.9	0.6
Other restructuring charges			0.0	0.0	0.0
Total Restructuring Charges			0.6	0.9	0.6
Impairment					1.7
Other Charges			0.0	0.0	0.0
Total			0.6	$ 0.9	$ 2.3
Corporate
Restructuring Cost And Reserve [Line Items]
Employee Terminations			0.1
Other restructuring charges			0.0
Total Restructuring Charges			0.1
Other Charges			0.0
Total			$ 0.1